SHARE WARRANT OBLIGATIONS - Fair Value Assumptions (Details)			3 Months Ended	12 Months Ended
	Jan. 17, 2023 $ / shares	Dec. 16, 2022 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)			$ 0.59	$ 0.7
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)			0.23	0.45
Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)			11.50	11.50
Share price ($) (in USD per share)			$ 1.86	$ 2.24
Expected warrant life (years)			3 years 29 days	3 years 3 months 29 days
Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 2.80	$ 2.80
Share price ($) (in USD per share)	$ 2.49	$ 2.54
Expected warrant life (years)	5 years	5 years
Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)			$ 5.66	$ 5.66
Share price ($) (in USD per share)			$ 1.86	$ 2.24
Expected warrant life (years)			5 years 3 months	5 years 6 months
Warrant | Volatility (%) | Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.4513	0.4446
Warrant | Volatility (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions			0.55	0.50
Warrant | Volatility (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions			0.47	0.43
Warrant | Risk-free interest rate (%) | Option pricing model | Warrant, Publically Traded
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.0295	0.0307
Warrant | Risk-free interest rate (%) | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions			0.0349	0.0368
Warrant | Risk-free interest rate (%) | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions			0.0300	0.0338